Summary of Share Options Activities (Details)	12 Months Ended
Sep. 30, 2022 shares $ / shares
Disclosure Of Issued Capital [Abstract]
Number of Options, Beginning Balance | shares	3,016,200
Number of Options, Golden Valley share options exchanged for GRC share options | shares	2,498,045
Number of Options, Granted | shares	577,031
Number of Options, Forfeited | shares	(61,200)
Number of Options, Ending Balance | shares	6,030,076
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 4.97
Weighted Average Exercise Price, Golden Valley share options exchange for GRC share options | $ / shares	1.32
Weighted Average Exercise Price, Granted | $ / shares	4.52
Weighted Average Exercise Price, Forfeited | $ / shares	4.26
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 3.42